Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
(18) Related Party Transactions

Name of party	Relationship

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company ( 52.9% )

Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company ( 12.54% )

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)

Shandong SNTON Optical Materials Technology Co., Ltd.( “Shandong SNTON”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)

Due to related parties

In April 2014, we obtained a loan for a total amount of RMB 105,000 from Shandong SNTON Optical Materials Technology Co., Ltd. (the “Shandong SNTON”) to pay off certain short-term loans due to Bank of Communications Co., Ltd. The interest shall be calculated at the benchmark rate, plus an additional 20 % of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China. The interest must be paid quarterly and settled in full at the end of the year. As of December 31, 2014, the principal of this loan and the interest have not been paid. In March 2015, the Company entered into a supplemental agreement with Shandong SNTON pursuant to which the parties agreed that the Company will pay off the principal of this loan plus interest upon availability of new loans from banks or other financial institutions.

As of December 31, 2017, the principal of this loan from Shandong SNTON was RMB 104,708 and the interest was RMB 22,930 . The interest expense of the loans from Shandong SNTON for the year ended 2017, 2016 and 2015 are RMB 22,930 , RMB 17,373 and RMB 11,800 , respectively.

As of December 31, 2017, the principal of this loan from Shandong SNTON was RMB104,708 and the interest was RMB22,930.

In November 2017, SNTON Group provided us with a loan for the amount of RMB 20,000 .

As of December 31, 2017, the total principal of loan from SNTON Group was RMB 20,000 and the interest payable was zero.

The interest expenses of the loans from SNTON Group for the year ended 2017, 2016 and 2015 are zero, zero and RMB 1,572 , respectively.

In 2017, we did not purchase any raw materials or final products from SNTON Group.

In 2016, we did not purchase any raw materials or final products from SNTON Group.

In 2015, we purchased 75.6 Metric Tons of raw materials from SNTON Group for a total amount of RMB 414 .

In 2017, we purchased 823.76 Metric Tons of final products of BOPET from Shandong SNTON for a total amount of RMB 8,397 .

In 2016, we purchased 1.05 Metric Tons of raw materials from Shandong SNTON for a total amount of RMB 5 and 566 Metric Tons of final products of BOPET for a total amount of RMB 4,867 .

In 2015, we purchased 1,740 Metric Tons of raw materials from Shandong SNTON for a total amount of RMB 9,116 and 780 Metric Tons of final products of BOPET for a total amount of RMB 7,041 .

The related accounts payable as of December 31, 2017 and 2016 was RMB 151,074 and RMB 131,747 , respectively.